SCHEDULE OF SUPPLEMENTAL OTHER INFORMATION RELATED TO LEASE (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease weighted average lease term	6 years 3 months 10 days	8 years
Finance lease weighted average lease term	7 years 9 months	8 years 9 months
Operating leases	4.09%	4.30%
Finance leases	6.58%	6.58%